Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Inventories
	2025	2024	2023
	AUD$	AUD$	AUD$
CURRENT
Raw materials	5,392,688	5,678,351	961,223
Finished Goods	310,336	466,787	8,440
Consumables	194,627	57,022	50,806
Total inventories	5,897,651	6,202,160	1,020,469